Derivatives (Tables)	12 Months Ended
Dec. 31, 2023
Derivatives [Abstract]
Schedule of the Group’s Open Positions	A summary of the Group’s open positions at December 31, 2023 is as follows:
Description	Fair Value of Asset	Fair Value of Liability	Net Amount
OTC stock option contracts	$1,801,095	$(3,009,166)	$(1,208,071)
	$1,801,095	$(3,009,166)	$(1,208,071)
Description	Fair Value of Asset	Fair Value of Liability	Net Amount
Stock Indices CFDs	54	-	54
	$54	$-	$54